Lease liabilities - Components of lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Lease liabilities.
Current	$ 91,156	$ 87,240	[1]
Non-current	510,838	518,318	[1]
Total lease liabilities	601,994	605,558		$ 376,101	$ 314,747
Lease payments	$ 131,300	$ 112,800		$ 96,200

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.